Intangible assets - Goodwill reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Changes in goodwill:
Carrying value at beginning of period	$ 907	$ 961
Exchange differences	(36)	(54)
Carrying value at end of period	871	$ 907
Accumulated impairment
Changes in goodwill:
Carrying value at end of period	$ 0